Schedule of Share-based Compensation, Stock Options, and Warrants or Rights Activity (Details) (USD $)	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 Investor Warrant Activity [Member]	Dec. 31, 2011 Investor Warrant Activity [Member]	Dec. 31, 2010 Investor Warrant Activity [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Investor Warrant Activity [Member]	Dec. 31, 2010 Maximum [Member] Investor Warrant Activity [Member]	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Investor Warrant Activity [Member]	Dec. 31, 2010 Minimum [Member] Investor Warrant Activity [Member]
Class of Warrants or Right Outstanding and Exercisable, Number, Beginning of Period	49,065,768	30,630,957	28,121,857
Class of Warrants or Right Outstanding and Exercisable, Exercise Price, Beginning of Period					$ 2.39	$ 2.39	$ 2.39	$ 0.75	$ 0.75	$ 0.75
Class of Warrants or Right Outstanding and Exercisable, Weighted Average Remaining Contractual Life (Years), Beginning of Period	1 year 5 months 19 days	1 year 6 months 7 days	2 years 5 months 5 days
Class of Warrants or Right Outstanding, Number of Shares Granted in Period	0	18,484,901	2,509,100
Class of Warrants or Right Outstanding, Grants in Period, Exercise Price	$ 0		$ 0.80			$ 0.95			$ 0.80
Class of Warrants or Right Outstanding, Grants in Period, Weighted Average Remaining Contractual Life (Years)	0 years	3 years 18 days	2 years 6 months
Class of Warrants or Right Outstanding, Number of Shares Forfeited/Expired	(5,498,940)	(50,000)	0
Class of Warrants or Right Outstanding, Forfeited/Expired, Exercise Price					$ 2.39			$ 0.75
Class of Warrants or Right Outstanding, Forfeited/Expired, Weighted Average Remaining Contractual Life (Years)	0 years	0 years
Class of Warrants or Right Outstanding and Exercisable, Number, End of Period	43,566,828	49,065,858
Class of Warrants or Right Outstanding and Exercisable, Exercise Price, End of Period		$ 0.75		$ 0	$ 0.95	$ 2.39		$ 0.75	$ 0.75
Class of Warrants or Right Outstanding and Exercisable, Weighted Average Remaining Contractual Life (Years), End of Period	1 year 4 months 10 days	1 year 5 months 19 days		0 years